Inventories - Schedule of Inventories (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Work in progress	$ 1,101	$ 1,088
Raw materials and supplies	789	665
Inventory reserves	(77)	(129)
Total	$ 1,813	$ 1,624